Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 22,567,000	$ 28,715,543
Less: Allowance for credit losses	(8,422,902)	(11,434,431)
Accounts receivable, net	$ 14,144,098	$ 17,281,112